Cover	Nov. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2025
Entity File Number	001-41643
Entity Registrant Name	Trio Petroleum Corp
Entity Central Index Key	0001898766
Entity Tax Identification Number	87-1968201
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23823 Malibu Road
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Malibu
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90265
City Area Code	661
Local Phone Number	324-3911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TPET
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false